UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
OPERATING REVENUES
Total operating revenues	$ 18,108,940	¥ 128,667,639	¥ 97,914,825
Cost of Revenues	(14,811,008)	(105,235,177)	(47,954,709)
GROSS PROFIT	3,297,932	23,432,462	49,960,116
OPERATING EXPENSES
Selling expenses	(165,082)	(1,172,939)	(4,791,392)
General and administrative expenses	(2,090,318)	(14,852,131)	(11,938,748)
Research and development expenses	(19,841,667)	(140,979,009)	(49,469,390)
Provision for expected credit loss	(83,113)	(590,534)	(15,686,227)
Change in fair value of warrant liabilities	8,633	61,339
Total operating expenses	(22,171,547)	(157,533,274)	(81,885,757)
LOSS FROM OPERATIONS	(18,873,615)	(134,100,812)	(31,925,641)
OTHER INCOME
Finance income (expenses), net	752,702	5,348,098	1,803,061
Other income, net	1,343,896	9,548,647	108,643
Total other income, net	2,096,598	14,896,745	1,911,704
LOSS BEFORE INCOME TAXES	(16,777,017)	(119,204,067)	(30,013,937)
Income tax credit/(expense)	(356,429)	(2,532,496)	993,927
NET LOSS	(17,133,446)	(121,736,563)	(29,020,010)
Less: Net loss attributable to non-controlling interests	(142,582)	(1,013,074)	(348,932)
NET LOSS ATTRIBUTABLE TO MICROCLOUD HOLOGRAM INC. ORDINARY SHAREHOLDERS	(16,990,864)	(120,723,489)	(28,671,078)
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	15,021	106,728	3,068,043
COMPREHENSIVE LOSS	(17,118,425)	(121,629,835)	(25,951,967)
Less: Comprehensive loss attributable to non-controlling interests	(142,582)	(1,013,074)	(348,932)
COMPREHENSIVE LOSS ATTRIBUTABLE TO MICROCLOUD HOLOGRAM INC. ORDINARY SHAREHOLDERS	(16,975,843)	(120,616,761)	(25,603,035)
Products [Member]
OPERATING REVENUES
Total operating revenues	1,065,500	7,570,587	20,639,028
Services [Member]
OPERATING REVENUES
Total operating revenues	$ 17,043,440	¥ 121,097,052	¥ 77,275,797